LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

Loan Portfolio
The composition of the Company's loan portfolio at December 31, 2013 and 2012 is as follows:

	December 31,
	2013	2012
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$449,812	$230,664
Multi-family and commercial	285,660	201,951
Construction	10,162	3,284
Total real estate loans	745,634	435,899

Commercial business loans:
SBA and USDA guaranteed	137,578	148,385
Time share	28,615	23,310
Condominium association	18,442	15,493
Other	69,705	26,339
Total commercial business loans	254,340	213,527

Consumer loans:
Home equity	44,284	28,375
Indirect automobile	6,354	9,652
Other	2,116	2,353
Total consumer loans	52,754	40,380

Total loans	1,052,728	689,806

Deferred loan origination costs, net of fees	1,598	1,744
Allowance for loan losses	(6,916)	(6,387)
Loans receivable, net	$1,047,410	$685,163

The Company has transferred a portion of its originated commercial real estate loans to participating lenders. The amounts transferred have been accounted for as sales and are therefore, not included in the Company's accompanying consolidated balance sheets. The Company and participating lenders share ratably in cash flows and any gains or losses that may result from a borrower's lack of compliance with contractual terms of the loan. The Company continues to service the loans on behalf of the participating lenders and, as such, collects cash payments from the borrowers, remits payments (net of servicing fees) to participating lenders and disburses required escrow funds to relevant parties. At December 31, 2013 and 2012, the Company was servicing loans for participations aggregating $7.7 million and $7.9 million, respectively.

The Company purchased commercial business loans totaling $23.0 million and $42.9 million during 2013 and 2012, respectively. During 2012, the Company purchased consumer loans totaling $6.9 million.

Allowance for Loan Losses
Changes in the allowance for loan losses for the years ended December 31, 2013, 2012 and 2011 are as follows:

	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total

	(In Thousands)

Balance at December 31, 2010	$915	$2,700	$64	$790	$330	$4,799
Provision for loan losses	530	228	15	588	197	1,558
Loans charged-off	(686)	(606)	(83)	(267)	(84)	(1,726)
Recoveries of loans previously charged-off	—	15	284	37	3	339
Balance at December 31, 2011	759	2,337	280	1,148	446	4,970
Provision (credit) for loan losses	561	1,818	(258)	556	219	2,896
Loans charged-off	(299)	(1,267)	—	—	(251)	(1,817)
Recoveries of loans previously charged-off	104	140	—	31	63	338
Balance at December 31, 2012	1,125	3,028	22	1,735	477	6,387
Provision for loan losses	522	523	56	159	59	1,319
Loans charged-off	(712)	(228)	—	(22)	(95)	(1,057)
Recoveries of loans previously charged-off	40	72	91	3	61	267
Balance at December 31, 2013	$975	$3,395	$169	$1,875	$502	$6,916

Further information pertaining to the allowance for loan losses at December 31, 2013 and 2012 is as follows:

December 31, 2013	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total
	(In Thousands)
Allowance for loans individually evaluated and deemed to be impaired	$341	$185	$—	$4	$—	$530
Allowance for loans individually or collectively evaluated and not deemed to be impaired	634	3,210	169	1,871	502	6,386
Allowance for loans acquired with deteriorated credit quality	—	—	—	—	—	—
Total loan loss allowance	$975	$3,395	$169	$1,875	$502	$6,916

Loans individually evaluated and deemed to be impaired	$5,695	$3,036	$—	$385	$—	$9,116
Loans individually or collectively evaluated and not deemed to be impaired	443,734	277,483	10,162	252,930	52,754	1,037,063
Amount of loans acquired with deteriorated credit quality	383	5,141	—	1,025	—	6,549
Total loans	$449,812	$285,660	$10,162	$254,340	$52,754	$1,052,728

December 31, 2012	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total
	(In Thousands)
Allowance for loans individually evaluated and deemed to be impaired	$454	$88	$—	$39	$—	$581
Allowance for loans individually or collectively evaluated and not deemed to be impaired	671	2,940	22	1,696	477	5,806
Total loan loss allowance	$1,125	$3,028	$22	$1,735	$477	$6,387

Loans individually evaluated and deemed to be impaired	$6,991	$5,873	$—	$618	$361	$13,843
Loans individually or collectively evaluated and not deemed to be impaired	223,673	196,078	3,284	212,909	40,019	675,963
Total loans	$230,664	$201,951	$3,284	$213,527	$40,380	$689,806

Past Due Loans
The following represents an aging of loans at December 31, 2013 and 2012:

December 31, 2013	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total 30 Days or More Past Due	Current	Total Loans
	(In Thousands)
Real Estate:
Residential - 1 to 4 family	$5,402	$783	$1,473	$7,658	$442,154	$449,812
Multi-family and commercial	1,057	—	1,388	2,445	283,215	285,660
Construction	—	—	—	—	10,162	10,162
Commercial Business:
SBA and USDA guaranteed	7,266	1,161	66	8,493	129,085	137,578
Time share	—	—	—	—	28,615	28,615
Condominium association	—	—	—	—	18,442	18,442
Other	—	171	338	509	69,196	69,705
Consumer:
Home equity	258	36	49	343	43,941	44,284
Indirect automobile	80	47	16	143	6,211	6,354
Other	1	1	—	2	2,114	2,116
Total	$14,064	$2,199	$3,330	$19,593	$1,033,135	$1,052,728

December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total 30 Days or More Past Due	Current	Total Loans
	(In Thousands)
Real Estate:
Residential - 1 to 4 family	$3,245	$1,725	$3,285	$8,255	$222,409	$230,664
Multi-family and commercial	4,149	—	1,266	5,415	196,536	201,951
Construction	—	—	—	—	3,284	3,284
Commercial Business:
SBA and USDA guaranteed	5,014	1,087	—	6,101	142,284	148,385
Time share	—	—	—	—	23,310	23,310
Condominium association	—	—	—	—	15,493	15,493
Other	—	—	541	541	25,798	26,339
Consumer:
Home equity	216	—	361	577	27,798	28,375
Indirect automobile	19	—	—	19	9,633	9,652
Other	21	—	—	21	2,332	2,353
Total	$12,664	$2,812	$5,453	$20,929	$668,877	$689,806

The Company did not have any loans that were past due 90 days or more and still accruing at December 31, 2013 or 2012.

Impaired and Nonaccrual Loans
The following is a summary of impaired and nonaccrual loans at December 31, 2013 and 2012:

	Impaired Loans (1)
December 31, 2013	Recorded Investment	Unpaid Principal Balance	Related Allowance	Nonaccrual Loans
	(In Thousands)
Impaired loans without valuation allowance: (2)
Real Estate:
Residential - 1 to 4 family	$3,641	$3,822	$—	$3,241
Multi-family and commercial	6,853	7,050	—	1,655
Commercial business - Other	1,402	1,402	—	377
Consumer - Home equity	—	—	—	53
Consumer - Indirect automobile	—	—	—	16
Total impaired loans without valuation allowance	11,896	12,274	—	5,342

Impaired loans with valuation allowance:
Real Estate:
Residential - 1 to 4 family	2,437	2,448	341	319
Multi-family and commercial	1,324	1,414	185	1,324
Commercial business - Other	8	8	4	8
Total impaired loans with valuation allowance	3,769	3,870	530	1,651
Total impaired loans	$15,665	$16,144	$530	$6,993

(1) Includes loans acquired with deteriorated credit quality and performing troubled debt restructurings.
(2) Includes loans acquired with deteriorated credit quality from the Newport merger.

	Impaired Loans
December 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance	Nonaccrual Loans
	(In Thousands)
Impaired loans without valuation allowance:
Real Estate:
Residential - 1 to 4 family	$3,866	$4,013	$—	$3,855
Multi-family and commercial	4,407	4,407	—	1,522
Commercial business - Other	546	546	—	470
Consumer - Home equity	361	435	—	366
Total impaired loans without valuation allowance	9,180	9,401	—	6,213

Impaired loans with valuation allowance:
Real Estate:
Residential - 1 to 4 family	3,125	3,125	454	1,133
Multi-family and commercial	1,466	1,556	88	236
Commercial business - Other	72	72	39	72
Total impaired loans with valuation allowance	4,663	4,753	581	1,441
Total impaired loans	$13,843	$14,154	$581	$7,654

The Company reviews and establishes, if necessary, an allowance for certain impaired loans for the amount by which the present value of expected cash flows (or observable market price of loan or fair value of the collateral if the loan is collateral dependent) are lower than the carrying value of the loan.  For the periods presented, the Company concluded that certain impaired loans required no valuation allowance as a result of management’s measurement of impairment. No additional funds are committed to be advanced to those borrowers whose loans are deemed impaired.

Additional information related to impaired loans is as follows:

	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized on Cash Basis
	(In Thousands)
Year Ended December 31, 2013
Residential - 1 to 4 family	$6,940	$257	$180
Multi-family and commercial	5,653	164	—
Commercial business - Other	924	23	5
Consumer - Home equity	224	36	36
Total	$13,741	$480	$221

Year Ended December 31, 2012
Residential - 1 to 4 family	$6,113	$151	$126
Multi-family and commercial	8,048	260	32
Commercial business - Other	602	4	2
Consumer - Home equity	413	4	4
Total	$15,176	$419	$164

Year Ended December 31, 2011
Residential - 1 to 4 family	$5,739	$64	$29
Multi-family and commercial	8,035	312	—
Commercial business - Other	421	—	—
Consumer - Home equity	196	—	—
Total	$14,391	$376	$29

Credit Quality Information
The Company utilizes an eight-grade internal loan rating system for all loans in the portfolio, with the exception of its purchased SBA and USDA commercial business loans that are fully guaranteed by the U.S. government, as follows:

◦	Pass (Ratings 1-4): Loans in these categories are considered low to average risk.

◦	Special Mention (Rating 5): Loans in this category are starting to show signs of potential weakness and are being closely monitored by management.

◦
Substandard (Rating 6): Generally, a loan is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligors and/or the collateral pledged.  There is a distinct possibility that the Company will sustain some loss if the weakness is not corrected.

◦
Doubtful (Rating 7):  Loans classified as doubtful have all the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, highly questionable and improbable.

◦	Loss (Rating 8): Loans in this category are considered uncollectible and of such little value that their continuance as loans is not warranted.

Management periodically reviews the ratings described above and the Company’s internal audit function reviews components of the credit files, including the assigned risk ratings, of certain commercial loans as part of its loan review.

The following tables present the Company’s loans by risk rating at December 31, 2013 and 2012.

December 31, 2013	Not Rated	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$—	$441,646	$1,296	$6,870	$—	$—	$449,812
Multi-family and commercial	—	250,667	18,363	16,630	—	—	285,660
Construction	—	10,162	—	—	—	—	10,162
Total real estate loans	—	702,475	19,659	23,500	—	—	745,634

Commercial business loans:
SBA and USDA guaranteed	137,578	—	—	—	—	—	137,578
Time share	—	28,615	—	—	—	—	28,615
Condominium association	—	18,442	—	—	—	—	18,442
Other	—	63,959	2,230	3,516	—	—	69,705
Total commercial business loans	137,578	111,016	2,230	3,516	—	—	254,340

Consumer loans:
Home equity	—	44,117	66	101	—	—	44,284
Indirect automobile	—	6,338	—	16	—	—	6,354
Other	—	2,116	—	—	—	—	2,116
Total consumer loans	—	52,571	66	117	—	—	52,754

Total loans	$137,578	$866,062	$21,955	$27,133	$—	$—	$1,052,728

December 31, 2012	Not Rated	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$—	$222,262	$723	$7,679	$—	$—	$230,664
Multi-family and commercial	—	185,141	5,321	11,489	—	—	201,951
Construction	—	3,284	—	—	—	—	3,284
Total real estate loans	—	410,687	6,044	19,168	—	—	435,899

Commercial business loans:
SBA and USDA guaranteed	148,385	—	—	—	—	—	148,385
Time share	—	23,310	—	—	—	—	23,310
Condominium association	—	15,493	—	—	—	—	15,493
Other	—	22,244	3,399	696	—	—	26,339
Total commercial business loans	148,385	61,047	3,399	696	—	—	213,527

Consumer loans:
Home equity	—	27,960	—	415	—	—	28,375
Indirect automobile	—	9,652	—	—	—	—	9,652
Other	—	2,353	—	—	—	—	2,353
Total consumer loans	—	39,965	—	415	—	—	40,380

Total loans	$148,385	$511,699	$9,443	$20,279	$—	$—	$689,806

Troubled Debt Restructurings
A modified loan is considered a TDR when two conditions are met: 1) the borrower is experiencing documented financial difficulty and 2) concessions are made by the Company that would not otherwise be considered for a borrower with similar risk characteristics. The most common types of modifications include below market interest rate reductions, deferrals of principal and maturity extensions. Modified terms are dependent upon the financial position and needs of the individual borrower. If the modification agreement is violated, the loan is handled by the Company's Collections Department for resolution, which may result in foreclosure. The Company's determination of whether a loan modification is a TDR considers the individual facts and circumstances surrounding each modification.

The Company's nonaccrual policy is followed for TDRs. If the loan was current prior to modification, nonaccrual status would not be required. If the loan was on nonaccrual prior to modification or if the payment amount significantly increases, the loan will remain on nonaccrual for a period of at least six months. Loans qualify for return to accrual status once the borrower has demonstrated the willingness and the ability to perform in accordance with the restructured terms of the loan agreement for a period of not less than six consecutive months.

All TDRs are initially reported as impaired. Impaired classification may be removed after the year of restructure if the borrower demonstrates compliance with the modified terms and the restructuring agreement specifies an interest rate equal to that which would be provided to a borrower with similar risk characteristics at the time of restructuring.

The following table provides information on loans modified as a TDR during the years ended December 31, 2013 and 2012.

	Years Ended December 31,
	2013			2012
			Allowance for			Allowance for
	Number	Recorded	Loan Losses	Number	Recorded	Loan Losses
	of Loans	Investment	(End of Period)	of Loans	Investment	(End of Period)
	(Dollars in Thousands)
Residential - 1 to 4 family	1	$152	$17	16	$2,507	$296
Multi-family and commercial	—	—	—	1	77	—
Total	1	$152	$17	17	$2,584	$296

During the modification process, there were no loan charge-offs or principal reductions for loans included in the table above for all periods presented.

The following table provides the recorded investment, by type of modification, for modified loans identified as TDRs during the years ended December 31, 2013 and 2012.

	Years Ended December 31,
	2013	2012
	(In Thousands)
Interest rate adjustments	$—	$917
Combination of rate and payment (1)	—	869
Combination of rate and maturity (2)	152	721
Maturity only	—	77
Total	$152	$2,584

(1) Terms include combination of interest rate adjustments and interest-only payments with deferral of principal.
(2) Terms include combination of interest rate adjustments and extensions of maturity.

For the years ended December 31, 2013 and 2012, there were no TDRs that were in payment default (defined as 90 days or more past due).

Loans Acquired with Deteriorated Credit Quality
The following is a summary of loans acquired with evidence of credit deterioration from Newport as of
December 31, 2013.

	Contractual Required Payments Receivable	Cash Expected To Be Collected	Non-Accretable Discount	Accretable Yield	Loans Receivable
	(In Thousands)
Balance at acquisition date of September 6, 2013	$8,112	$6,885	$1,227	$—	$6,885
2013 Collections	(336)	(336)	—	—	(336)
Balance at December 31, 2013	$7,776	$6,549	$1,227	$—	$6,549

Related Party Loans
Related party transactions, including loans with related parties, are discussed in further detail in Note 13.

Loans Held for Sale
Total loans held for sale amounted to $1.8 million and $5.1 million, consisting of fixed-rate residential mortgage loans, at December 31, 2013 and 2012, respectively.

Residential Mortgage Loans Serviced for Others
The Company services certain loans that it has sold with and without recourse to third parties and other loans for which the Company acquired the servicing rights.  Loans serviced for others are not included in the Company’s consolidated balance sheets.  The risks inherent in mortgage servicing assets relate primarily to changes in prepayments that result from shifts in mortgage interest rates. The fair value of servicing rights was determined using a discount rate of 10.59%, prepayment speeds ranging from 110% to 373% and minimal anticipated credit losses. At December 31, 2013, 2012 and 2011, the aggregate of residential mortgage loans serviced for others amounted to $218.0 million, $195.5 million and $178.5 million, respectively.

The following summarizes activity in capitalized mortgage servicing rights:

	Years Ended December 31,
	2013	2012	2011
	(In Thousands)
Balance at beginning of year	$1,313	$1,177	$977
Additions	384	427	460
Amortization	(343)	(291)	(260)
Balance at end of year	$1,354	$1,313	$1,177
Fair value of mortgage servicing assets	$1,918	$1,349	$1,462

Contractually specified servicing fees included in mortgage banking income were $587,000, $531,000 and $463,000 for the years ended December 31, 2013, 2012 and 2011, respectively.